SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros (Details) - EUR per USD	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Period End	0.91	0.93	0.88
Average for Period	0.92	0.95	0.85
Beginning of Period	0.93	0.88	0.81
Low	0.89	0.87	0.81
High	0.96	1.05	0.89